Inventories - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Write-Down [Line Items]
Inventory write-down	€ 647	€ 669	€ 626
China Inventory impairment		129
APAC
Inventory Write-Down [Line Items]
China Inventory impairment		€ 129